Earnings per share - Summary of Diluted Net Loss per Share as Their Effect would be Anti-dilutive (Details)	12 Months Ended
Dec. 31, 2024 shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential shares which could be issued	18,913,454
Exercise of outstanding stock options granted to employees and directors [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential shares which could be issued	13,194,320
Vesting of free shares granted to employees and directors [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential shares which could be issued	509,260
Exercise of outstanding warrants ("BSA") granted to employees and directors [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential shares which could be issued	359,208
Exercise of outstanding warrants ("BSA") granted to BEI [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential shares which could be issued	4,850,667